Cover	Aug. 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2025
Entity File Number	000-03905
Entity Registrant Name	Transcat, Inc.
Entity Central Index Key	0000099302
Entity Tax Identification Number	16-0874418
Entity Incorporation, State or Country Code	OH
Entity Address, Address Line One	35 Vantage Point Drive
Entity Address, City or Town	Rochester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14624
City Area Code	585
Local Phone Number	352-7777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.50 par value
Trading Symbol	TRNS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false